Shareholders' equity	12 Months Ended
Dec. 31, 2021
Shareholders' equity

25.	Shareholders' equity

a. Share capital

The share capital is recorded by the amount effectively raised from the shareholders, net of the costs directly linked to the funding process.

The subscribed and paid-up share capital on December 31, 2021, is represented by 2,420,804,398 common shares (2,420,804,398 common shares on December 31, 2020).

The Company is authorized to increase its share capital up to the limit of 4,450,000,000 common shares, by resolution of Board of Directors, regardless of any amendment to its bylaws.

As of July 2, 2020, the Board of Directors of the Company approved the reverse split of all of the 42,296,789,606 of common shares without par value issued by the Company pursuant to the terms of Art. 12 of Law 6404/76, with no change in the share capital, at a ratio of 100 shares to form 1 common stock, through the share capital, to be represented by the 422,967,896 common shares, without par value, while preserving all of the rights and privileges of those shares are common shares. The proposed grouping did not result in fractions of shares. The incorporation resulted in the cancellation of all the shares issued by the company, which were owned by TIM Participações.

Following the merger mentioned in note 1, is checked for the condition precedent, the shareholders of TIM Participações received 1 common share issued by the TIM S.A. for each 1 common share issued by TIM Participações, of ownership, and that, assuming the maintenance of the number of shares issued by TIM Participações, ex-treasury shares, resulting in the issuance of a 2,420,447,019 the common shares by the management of TIM S.A., all nominative, book-entry and with no par value.

On August 31, 2020, the increase in the share capital of the company in the amount of R$ 1,719defined in the incorporation protocol was approved at an ordinary and Extraordinary General Meeting, which was represented by R$ 13,477,891.

On September 28, 2020, at a meeting of the Board of directors, and the directors of the Company has become aware of the payments relating to the awards of the 2018 and 2019, based on the transfer of shares held in treasury stock to the beneficiaries as provided for in the Plans and pursuant to the terms of the share buy-back Programme as approved by the Board of Directors of TIM Participações S.A. (merged into TIM S.A.) in the meeting held on the 29th of July 2020, in the amount of 357,379 shares (note 1).

b. Capital reserves

The use of capital reserves complies with the precepts of art. 200 of Law 6404/76, which provides for Joint-Stock Companies. This reserve is composed as follows:

	2021	2020

	401,806	397,183

Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	48,202	43,579

b.1 Special Reserve of goodwill

The special reserve of goodwill was constituted from the incorporation of the net assets of the former parent company Tim Participações S.A. (note 1)

b.2 Long-term incentive plan

The balances recorded under these items represent the Company's expenses related to the long-term incentive program granted to employees (note 26).

c. Profit reserves

c.1 Legal Reserve

It refers to the allocation of 5% of the net profit for the year ended December 31 of each year, until the Reserve equals 20% of the share capital, excluding from 2018 the balance allocated to the reserve of tax incentives. In addition, the company may cease to constitute the legal reserve when this, added to the capital reserves, exceeds 30% of the share capital.

This Reserve may only be used to increase capital or offset accumulated losses.

c. 2 Reserve for expansion

The allocation to this reserve is foreseen in Paragraph 2 of art. 46 of the bylaws of the company and is aimed at the expansion of social business.

The balance of profit that is not compulsorily allocated to other reserves and is not intended for the payment of dividends is allocated to this reserve, which may not exceed 80% of the share capital. Reaching this limit, it will be up to the General Meeting to decide on the balance, distributing it to shareholders or increasing capital.

c.3 Tax Benefit Reserve

The company enjoys tax benefits that provide for restrictions on the distribution of profits. According to the legislation that establishes these tax benefits, the amount of tax that is no longer paid due to exemptions and reductions in the tax burden may not be distributed to members and will constitute a reserve of tax incentive of the legal entity. Such a reserve may only be used to absorb losses or increase the share capital. As of December 31, 2021, the cumulative value of the benefits enjoyed by the Company amounts to R$ 1,958,301 (R$ 1,781,560 as of December 31, 2020).

The said tax benefit basically corresponds to the reduction of the Corporate Income Tax (IRPJ) incident on the profit of the exploitation calculated in the units encouraged. The Company operates in the area of the defunct Superintendence of development of the Amazon (SUDENE / SUDAM), being the tax incentive awards granted by state of the Federation, for a period of 10 years, subject to renewal.

d. Dividends

Dividends are calculated in conformity with the bylaws and the Brazilian Corporate Law.

According to its latest bylaws, approved on August 31, 2020, the company must distribute as a mandatory dividend each year ending December 31, provided that there are amounts available for distribution, an amount equivalent to 25% of Adjusted Net Profit.

As provided in the company's bylaws, unclaimed dividends within 3 years will revert to the company.

As of December 31, 2021, and 2020, dividends and interest on shareholders' equity were calculated as follows:

	2021	2020

Net profit for the year	2,957,174	1,828,254
(-) non-distributable tax incentives	(176,741)	(169,540)
(-) Constitution of legal reserve	(139,021)	(83,707)
Adjusted Net Profit	2,641,412	1,575,007

Minimum dividends calculated on the basis of 25% of adjusted profit	660,353	397,752

Breakdown of dividends payable interest on equity:
Interest on shareholders' equity	1,047,500	1,083,000
Total dividends and interest on shareholders' equity distributed and proposed	1,047,500	1,083,000
Withholding income tax (IRRF) on interest on shareholders' equity	(142,977)	(162,450)
Total dividends and interest on shareholders’ equity, net	904,523	920,550

Interest on Shareholders' Equity paid and/or payable is accounted for against financial expenses which, for the purposes of presenting the quarterly information, are reclassified and disclosed as allocation of net profit for the year, in changes in shareholders' equity.

During 2021, the amount of R$ 1,047,500 was distributed, as follows:

Interest on shareholders’ equity	Approval	Payment

R$ 350,000	06/09/2021	07/20/2021
R$ 137,500	09/24/2021	10/27/2021
R$ 560,000	12/15/2021	01/25/2022

The balance on December 31, 2021 of the item “dividends and interest on shareholders' equity payable” totaling R$ 533,580, is composed of the outstanding amounts of previous years in the amount of R$ 49,955 (R$ 43,026 on December 31, 2020) in addition to the paid amount January 25, 2022, in the amount of R$ 483,625, net.

As set forth in the Law 6404/76 and the Bylaws of the Company, unclaimed dividends - as established in the Joint Stock Company Law, dividends and Interest on Shareholders' Equity declared and unclaimed by shareholders within 3 years, are reverted to shareholders' equity at the time of its prescription and allocated to a supplementary reserve to expand businesses.

For the statement of cash flows, Interest on Shareholders' Equity and dividends paid to its shareholders are being allocated in the group of “financing activities.”